Financial instruments by category	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of financial instruments [text block]

Note 25     Financial instruments by category

	Assets as per statement
	of financial position
Amounts in US$ '000	2021	2020
Financial assets at fair value through profit or loss
Derivative financial instrument assets	126	1,013
Cash and cash equivalents	427	823
	553	1,836
Other financial assets at amortized cost
Trade receivables	70,531	46,918
To be recovered from co-venturers (Note 34)	4,680	2,236
Other financial assets (a)	14,747	13,392
Cash and cash equivalents	100,177	201,084
	190,135	263,630
Total financial assets	190,688	265,466
(a)	Non-current other financial assets relate to contributions made for environmental obligations according to Brazilian government regulations. Current other financial assets correspond to short-term investments with original maturities up to twelve months and over three months.

	Liabilities as per statement
	of financial position
Amounts in US$ ‘000	2021	2020
Liabilities at fair value through profit and loss
Derivative financial instrument liabilities	20,757	15,094
	20,757	15,094
Other financial liabilities at amortized cost
Trade payables	86,672	63,528
Payables to LGI (former non-controlling interest)	—	3,528
To be paid to co-venturers (Note 34)	953	5,760
Lease liabilities	20,744	22,347
Borrowings	674,092	784,586
	782,461	879,749
Total financial liabilities	803,218	894,843

25.1 Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates:

Amounts in US$ ‘000	2021	2020
Trade receivables
Counterparties with an external credit rating (Moody’s, S&P, Fitch)
Aa2	7,132	2,321
Baa3	24,163	26,252
Ba2	—	3,847
Ba1	4,984	1,333
B3	—	32
B	70	—
Counterparties without an external credit rating
Group 1 (a)	34,182	13,133
Total trade receivables	70,531	46,918
(a)	Group 1 – existing customers (more than 6 months) with no defaults in the past.

All trade receivables are denominated in US Dollars, except in Brazil where they are denominated in Brazilian Real.

Cash at bank and other financial assets (a)

Amounts in US$ ‘000	2021	2020
Counterparties with an external credit rating (Moody’s, S&P, Fitch, BRC Investor Services)
A2	53,114	122,229
A3	27,257	44,808
AAA	3,529	18,119
Ba1	67	2,343
Baa1	1,605	574
Baa2	3,708	2,146
Ba3	5,117	43
Aa2	—	1,073
Ba2	21	—
Aa3	8	—
Counterparties without an external credit rating	20,908	23,941
Total	115,334	215,276
(a)	The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$ 17,000 (US$ 23,000 in 2020).

25.2 Financial liabilities- contractual undiscounted cash flows

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1	Between 1	Between 2	Over 5
Amounts in US$ ‘000	year	and 2 years	and 5 years	years
As of December 31, 2021
Borrowings	40,943	38,550	263,550	513,750
Lease liabilities	9,230	6,558	5,820	2,871
Trade payables	85,132	1,540	—	—
To be paid to co-venturers (Note 34)	953	—	—	—
	136,258	46,648	269,370	516,621
As of December 31, 2020
Borrowings	48,311	49,444	538,000	378,875
Lease liabilities	10,890	6,230	5,294	3,653
Trade payables	62,408	1,120	—	—
To be paid to co-venturers (Note 34)	1,994	3,766	—	—
Payables to LGI	3,528	—	—	—
	127,131	60,560	543,294	382,528

25.3 Fair value measurement of financial instruments

Accounting policies for financial instruments have been applied to classify as either: amortized cost, financial assets at fair value through profit or loss and fair value through other comprehensive income. For financial instruments that are measured in the statement of financial position at fair value, IFRS 13 requires a disclosure of fair value measurements by level according to the following fair value measurement hierarchy:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

This note provides an update on the judgements and estimates made by the Group in determining the fair values of the financial instruments since the last annual financial report.

25.3.1 Fair value hierarchy

The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value as of December 31, 2021 and 2020 on a recurring basis:

			As of December 31,
Amounts in US$ ‘000	Level 1	Level 2	2021
Assets
Cash and cash equivalents
Money market funds	427	—	427
Derivative financial instrument assets
Commodity risk management contracts	—	126	126
Total Assets	427	126	553
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	—	20,757	20,757
Total Liabilities	—	20,757	20,757

			As of December 31,
Amounts in US$ ‘000	Level 1	Level 2	2020
Assets
Cash and cash equivalents
Money market funds	823	—	823
Derivative financial instrument assets
Commodity risk management contracts	—	1,013	1,013
Total Assets	823	1,013	1,836
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	—	15,094	15,094
Total Liabilities	—	15,094	15,094

There were no transfers between Level 2 and 3 during the period.

The Group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as of December 31, 2021.

25.3.2 Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include:

●	The use of quoted market prices or dealer quotes for similar instruments.
●	The mark-to-market fair value of the Group’s outstanding derivative instruments is based on independently provided market rates and determined using standard valuation techniques, including the impact of counterparty credit risk and are within level 2 of the fair value hierarchy.
●	The fair value of the remaining financial instruments is determined using discounted cash flow analysis. All of the resulting fair value estimates are included in level 2.

25.3.3 Fair values of other financial instruments (unrecognized)

The Group also has a number of financial instruments which are not measured at fair value in the balance sheet. For the majority of these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.

Borrowings are comprised primarily of fixed rate debt and variable rate debt with a short-term portion where interest has already been fixed. They are classified under other financial liabilities and measured at their amortized cost.

The fair value of these financial instruments as of December 31, 2021 amounts to US$ 661,404,000 (US$ 797,126,000 in 2020). The fair values are based on market price for the Notes and cash flows discounted for other borrowings using a rate based on the borrowing rate and are within level 1 and level 2 of the fair value hierarchy, respectively.